SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Accounts receivable	$ 31,004	$ 39,254
Accounts Receivable [Member]
Concentration risk, percentage	91.00%	89.40%
Accounts receivable - related parties	$ 47,359	$ 121,519
Accounts Receivable [Member] | One Related Company [Member]
Concentration risk, percentage	40.00%	42.80%
Accounts Receivable [Member] | Two Non-Related Party [Member]
Concentration risk, percentage	25.00%	18.00%
Accounts Receivable [Member] | Three Non-Related Party [Member]
Concentration risk, percentage	16.00%	17.70%
Accounts Receivable [Member] | Four Non-Related Party [Member]
Concentration risk, percentage	11.00%	10.90%
Accounts Receivable [Member] | Related Party [Member]
Accounts receivable - related parties	$ 16,355	$ 88,265
Predecessor [Member]
Accounts receivable			$ 38,526
Predecessor [Member] | Accounts Receivable [Member]
Concentration risk, percentage			96.00%
Accounts receivable - related parties			$ 53,800
Predecessor [Member] | Accounts Receivable [Member] | One Related Company [Member]
Concentration risk, percentage			40.00%
Predecessor [Member] | Accounts Receivable [Member] | Two Non-Related Party [Member]
Concentration risk, percentage			30.00%
Predecessor [Member] | Accounts Receivable [Member] | Three Non-Related Party [Member]
Concentration risk, percentage			16.00%
Predecessor [Member] | Accounts Receivable [Member] | Four Non-Related Party [Member]
Concentration risk, percentage			10.00%
Predecessor [Member] | Accounts Receivable [Member] | Related Party [Member]
Accounts receivable - related parties			$ 15,274
Taylor Brothers Holdings, Inc. [Member]
Accounts receivable	$ 16,355	$ 88,265
Taylor Brothers Holdings, Inc. [Member] | Predecessor [Member]
Accounts receivable			$ 15,274